Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Accrued Liabilities

Accrued liabilities at June 30, 2016 and December 31, 2015 consist of the following:

	As of June 30, 2016	As of December 31, 2015
	(In thousands)
Accrued interest	$26,892	$29,075
Accrued drilling costs	2,005	5,306
Accrued ad valorem taxes	2,400	—
Asset retirement obligation of assets held for sale	3,442	—
Other accrued liabilities	5,481	4,063

	$40,220	$38,444

Accrued expenses at December 31, 2014 and 2015 consist of the following:

	As of December 31,
	2014	2015
	(In thousands)
Accrued drilling costs	$26,269	$5,306
Accrued interest payable	9,011	29,075
Accrued rig termination fees	2,600	—
Other	6,962	4,063

	$44,842	$38,444

Summary of Changes in Reserve for Future Abandonment Costs

The following table summarizes the changes in Comstock’s total estimated liability for such obligations during the six months ended June 30, 2016 and 2015:

	Six Months Ended June 30,
	2016	2015
	(In thousands)
Future abandonment costs — beginning of period	$20,093	$14,900
Accretion expense	496	401
New wells placed on production	2	262
Assets held for sale	(3,442)	(628)
Liabilities settled and assets disposed of	(1,177)	—

Future abandonment costs — end of period	$15,972	$14,935

The following table summarizes the changes in the Company’s total estimated liability:

	2014	2015
	(In thousands)
Reserve for Future Abandonment Costs at beginning of the year	$14,534	$14,900
New wells placed on production	1,480	310
Changes in estimates and timing	(1,796)	4,927
Liabilities settled and assets disposed of	(153)	(717)
Accretion expense	835	673

Reserve for Future Abandonment Costs at end of the year	$14,900	$20,093

Basic and Diluted (Losses) Earnings Per Share

The treasury stock method is used to measure the dilutive effect of PSUs. Basic and diluted income (loss) per share for the three months and six ended June 30, 2016 and 2015 were determined as follows:

	Three Months Ended June 30,
	2016			2015
	Income	Shares	Per Share	Loss	Shares	Per Share
	(In thousands, except per share amounts)
Net income (loss)	$4,852			$(135,068)
Income allocable to unvested stock grants	(143)			—

Basic and diluted net income (loss) attributable to common stock	$4,709	11,557	$0.41	$(135,068)	9,224	$(14.64)

	Six Months Ended June 30,
	2016			2015
	Loss	Shares	Per Share	Loss	Shares	Per Share
	(In thousands, except per share amounts)
Basic and Diluted net loss attributable to common stock	$(51,725)	10,729	$(4.82)	$(213,570)	9,215	$(23.18)

Basic and diluted earnings per share for 2013, 2014 and 2015 were determined as follows:

	2013			2014			2015
	Income (Loss)	Shares	Per Share	Loss	Shares	Per Share	Loss	Shares	Per Share
	(In thousands except per share data)
Net Loss From Continuing Operations	$(106,723)			$(57,111)			$(1,047,109)
Loss (Income) Allocable to Unvested Stock Grants	3,424			(595)			—

Basic and Diluted Net Loss From Continuing Operations Attributable to Common Stock	$(103,299)	9,311	$(11.09)	$(57,706)	9,309	$(6.20)	$(1,047,109)	9,223	$(113.53)

Net Income From Discontinued Operations	$147,752
Income Allocable to Unvested Stock Grants	(4,742)

Basic and Diluted Net Income From Discontinued Operations Attributable to Common Stock	$143,010	9,311	$15.36

Weighted Average Shares of Unvested Restricted Stock

Weighted average shares of unvested restricted stock outstanding during the three months and six months ended June 30, 2016 and 2015 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(In thousands)
Unvested restricted stock	350	309	332	271
Weighted average shares of unvested restricted stock included in common stock outstanding were as follows:

	2013	2014	2015
	(In thousands)

Unvested restricted stock	309	238	293

Common Stock Stock Options Excluded as Anti-Dilutive from Determination of Diluted Earnings Per Share

Options to purchase common stock and PSUs that were outstanding and that were excluded as anti-dilutive from the determination of diluted earnings per share are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(In thousands except per share/unit data)
Weighted average stock options	12	21	12	22
Weighted average exercise price per share	$166.10	$164.75	$166.10	$164.75
Weighted average performance share units	135	134	138	122
Weighted average grant date fair value per unit	$22.10	$45.65	$22.10	$45.65

Options to purchase common stock and PSUs that were outstanding and that were excluded as anti-dilutive from determination of diluted earnings per share were as follows:

	2013	2014	2015
	(In thousands except per share data)
Weighted average anti-dilutive stock options	26	23	20
Weighted average exercise price	$164.50	$164.50	$164.75
Weighted average performance share units	51	100	136
Weighted average grant date fair value per unit	$104.60	$99.40	$35.35

Summary of Other Current Assets

Other current assets at December 31, 2014 and 2015 consist of the following:

	As of December 31,
	2014	2015
	(In thousands)
Settlements receivable on derivative financial instruments	$7,890	$—
Pipe and oil field equipment inventory	1,379	1,198
Other	836	795

	$10,105	$1,993

Summary of Financial Assets and Liabilities at Fair Value

The following table summarizes financial assets accounted for at fair value as of December 31, 2015:

	Carrying Value Measured at Fair Value at December 31, 2015	Level 1	Level 2
	(In thousands)
Assets measured at fair value on a recurring basis:
Cash and cash equivalents	$134,006	$134,006	$—
Derivative financial instruments	1,446	—	1,446

Total assets	$135,452	$134,006	$1,446

Carrying Amounts and Estimated Fair Value of Long-term Debt

The following table presents the carrying amounts and estimated fair value of the Company’s long-term debt as of December 31, 2014 and 2015:

	2014	2015
	(In thousands)
Fixed rate debt:
Principal amount	$700,000	$1,270,457
Discount or premium	(4,555)	(1,457)

Carrying value	$695,445	$1,269,000

Fair Value	$453,000	$428,767

Variable rate debt:
Carrying value	$375,000	$—

Fair value	$375,000	$—

Schedule of Fair Value Impairments, Average Prices of Oil and Gas Properties And Applicable Discount Rates

Louisiana. The following table presents the fair value and impairments recorded by the Company in the third quarter and fourth quarter of 2015, as well as the average oil price per barrel and gas price per thousand cubic feet over the life of the properties and the applicable discount rates utilized in the Company’s assessments:

	Fair Value	Impairment	Management’s Price Outlook		Annual Discount Rate
			Oil	Gas
	(In thousands)		(Per barrel)	(Per Mcf)
Impairments recorded at September 30, 2015:
Oil properties	$330,257	$405,308	$73.70	$4.04	10%-20%
Natural gas properties	$61,625	$139,406	$75.91	$3.91	10%-20%

Impairments recorded at December 31, 2015:
Oil properties	$3,030	$16,036	$73.48		10%-20%
Natural gas properties	$123,926	$238,210	$70.76	$3.74	10%-20%

Cash Payments Made for Interest and Income Taxes

Cash payments made for interest and income taxes for the years ended December 31, 2013, 2014 and 2015, respectively, were as follows:

	2013	2014	2015
	(In thousands)
Cash Payments:
Interest payments	$83,560	$62,812	$94,177
Income tax payments	$769	$682	$77

Summary of Income from Discontinued Operations

Income from discontinued operations is comprised of the following:

Year Ended December 31, 2013
(In thousands)
Revenues:
Oil and gas sales	$25,125

Costs and expenses:
Production taxes	1,120
Gathering and transportation	501
Lease operating	9,853
Depletion, depreciation and amortization	8,649
Interest expense(1)	6,346

Total costs and expenses	26,469

Gain on sale	230,008

Income from discontinued operations before income taxes	228,664

Income tax expense:
Current	(2,218)
Deferred	(78,694)

Total income tax expense	(80,912)

Net income from discontinued operations	$147,752

(1)

Interest expense was allocated to discontinued operations based on the ratio of the net assets of discontinued operations to our consolidated net assets plus long-term debt. Interest expense is net of capitalized interest of $2,010 for the year ended December 31, 2013.